Shareholder Fees - FidelityLow-PricedStockK6Fund-PRO	Sep. 29, 2023 USD ($)
FidelityLow-PricedStockK6Fund-PRO | Fidelity Low-Priced Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none